UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-08459

CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year-end:	October 31st

Date of reporting period:	May 1, 2006 to July 31, 2006

Item 1:   Schedule of Investments

Credit Suisse International Focus Fund

Schedule of Investments

July 31, 2006 (unaudited)

	Number of Shares	Value

COMMON STOCKS (96.8%)
Brazil (0.5%)
Metals & Mining (0.5%)
Companhia Vale do Rio Doce ADR§	56,944	$1,321,101
TOTAL BRAZIL		1,321,101

Denmark (2.3%)
Pharmaceuticals (2.3%)
Novo Nordisk AS Series B	93,500	5,748,807
TOTAL DENMARK		5,748,807

Egypt (1.4%)
Telecommunications (1.4%)
Orascom Telecom Holding SAE GDR	73,512	3,513,874
TOTAL EGYPT		3,513,874

Europe (0.5%)
Diversified Financials (0.5%)
KKR Private Equity Investors LP*	54,000	1,269,000
TOTAL EUROPE		1,269,000

France (15.6%)
Automobiles (1.2%)
Renault SA§	27,523	3,006,274

Banks (2.5%)
Societe Generale§	41,181	6,143,699

Beverages (1.8%)
Pernod Ricard SA§	21,281	4,428,067

Insurance (2.7%)
Axa§	195,939	6,741,650

Media (1.6%)
Lagardere S.C.A.§	58,562	4,103,428

Oil & Gas (2.2%)
Total SA§	79,764	5,427,001

Pharmaceuticals (1.1%)
Sanofi-Aventis§	29,769	2,824,552

Textiles & Apparel (2.5%)
LVMH Moet Hennessy Louis Vuitton SA§	62,810	6,307,101
TOTAL FRANCE		38,981,772

Germany (8.1%)
Aerospace & Defense (0.6%)
MTU Aero Engines Holding AG	44,224	1,570,917

Auto Components (1.6%)
Continental AG	39,497	4,030,073

Banks (1.4%)
Bayerische Hypo-und Vereinsbank AG§	83,720	3,379,675

Electric Utilities (1.7%)
E.ON AG§	34,900	4,200,977

Multi-Utilities (1.6%)
RWE AG	44,795	3,928,538

Software (1.2%)
SAP AG	16,824	3,072,939
TOTAL GERMANY		20,183,119

Greece (1.6%)
Diversified Telecommunication Services (1.6%)
Hellenic Telecommunications Organization SA (OTE)*	178,310	4,070,250
TOTAL GREECE		4,070,250

India (1.0%)
Diversified Telecommunication Services (1.0%)
Bharti Airtel, Ltd.*	310,443	2,543,507

	Number of Shares	Value

COMMON STOCKS
TOTAL INDIA		$2,543,507

Israel (1.3%)
Pharmaceuticals (1.3%)
Teva Pharmaceutical Industries, Ltd. ADR	100,000	3,308,000
TOTAL ISRAEL		3,308,000

Italy (3.7%)
Banks (2.6%)
SanPaolo IMI SpA§	235,595	4,194,783
UniCredito Italiano SpA	276,106	2,124,148
		6,318,931

Oil & Gas (1.1%)
Eni SpA§	91,442	2,802,625
TOTAL ITALY		9,121,556

Japan (20.2%)
Auto Components (1.0%)
Bridgestone Corp.	137,000	2,499,131
Banks (3.9%)
Mitsubishi UFJ Financial Group, Inc.	257	3,607,054
Mizuho Financial Group, Inc.	717	6,039,954
		9,647,008
Chemicals (4.0%)
Kuraray Company, Ltd.	278,500	3,075,066
Shin-Etsu Chemical Company, Ltd.	117,800	6,841,806
		9,916,872
Diversified Financials (1.8%)
Daiwa Securities Group, Inc.§	403,000	4,515,646
Electronic Equipment & Instruments (1.5%)
Omron Corp.	151,300	3,816,125
Household Products (1.2%)
Uni-Charm Corp.§	55,500	3,079,043
Machinery (1.9%)
Komatsu, Ltd.	235,000	4,742,675
Specialty Retail (2.2%)
Yamada Denki Company, Ltd.§	55,800	5,450,902
Trading Companies & Distributors (2.7%)
Mitsubishi Corp.	333,000	6,845,464
TOTAL JAPAN		50,512,866

Luxembourg (1.4%)
Energy Equipment & Services (1.4%)
Acergy SA*§	199,100	3,427,843
TOTAL LUXEMBOURG		3,427,843

Mexico (1.5%)
Wireless Telecommunication Services (1.5%)
America Movil SA de CV ADR Series L	103,200	3,692,496
TOTAL MEXICO		3,692,496

Netherlands (4.6%)
Banks (2.6%)
ABN AMRO Holding NV§	232,690	6,443,851
Food Products (2.0%)
Royal Numico NV§	103,050	4,942,875
TOTAL NETHERLANDS		11,386,726

	Number of Shares	Value

COMMON STOCKS
Norway (1.1%)
Banks (1.1%)
DNB NOR ASA	224,500	$2,837,092
TOTAL NORWAY		2,837,092

Singapore (1.5%)
Banks (1.5%)
United Overseas Bank, Ltd.	376,556	3,726,046
TOTAL SINGAPORE		3,726,046

South Korea (1.8%)
Machinery (1.8%)
Samsung Heavy Industries Company, Ltd.	181,430	4,462,121
TOTAL SOUTH KOREA		4,462,121

Spain (0.8%)
Tobacco (0.8%)
Altadis SA	43,312	2,050,170
TOTAL SPAIN		2,050,170

Sweden (1.3%)
Communications Equipment (1.3%)
Telefonaktiebolaget LM Ericsson	1,051,000	3,306,661
TOTAL SWEDEN		3,306,661

Switzerland (5.0%)
Banks (3.0%)
Julius Baer Holding, Ltd.§	15,000	1,391,847
UBS AG§	111,330	6,056,102
		7,447,949

Pharmaceuticals (2.0%)
Novartis AG§	90,236	5,102,626
TOTAL SWITZERLAND		12,550,575

Taiwan (1.1%)
Semiconductor Equipment & Products (1.1%)
MediaTek, Inc.	313,600	2,856,788
TOTAL TAIWAN		2,856,788

United Kingdom (20.5%)
Aerospace & Defense (1.3%)
BAE Systems PLC	470,600	3,141,843
Banks (4.9%)
Barclays PLC	242,740	2,849,106
HSBC Holdings PLC§	317,800	5,758,307
Royal Bank of Scotland Group PLC	109,211	3,555,189
		12,162,602
Beverages (1.5%)
SABMiller PLC	185,739	3,730,152
Commercial Services & Supplies (1.8%)
Capita Group PLC	162,569	1,587,868
Hays PLC	1,196,020	2,990,351
		4,578,219
Metals & Mining (3.1%)
BHP Billiton PLC	229,069	4,339,716
Vedanta Resources PLC§	143,048	3,534,704
		7,874,420

	Number of Shares	Value

COMMON STOCKS
United Kingdom
Oil & Gas (2.3%)
BP PLC	466,413	$5,672,858
Pharmaceuticals (3.3%)
AstraZeneca PLC	45,958	2,804,107
GlaxoSmithKline PLC	198,075	5,477,770
		8,281,878
Tobacco (1.2%)
Imperial Tobacco Group PLC	94,392	3,085,217
Wireless Telecommunication Services (1.1%)
Vodafone Group PLC	1,239,652	2,690,599
TOTAL UNITED KINGDOM		51,217,787
TOTAL COMMON STOCKS (Cost $179,652,631)		242,088,157

PREFERRED STOCK (0.2%)
United Kingdom (0.2%)
Wireless Telecommunication Services (0.2%)
Vodafone Group PLC (Cost $396,771)	1,416,746	396,771

SHORT-TERM INVESTMENTS (30.1%)
State Street Navigator Prime Portfolio§§	67,267,677	67,267,677

	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 8/01/06	$7,934	7,934,000
TOTAL SHORT-TERM INVESTMENTS (Cost $75,201,677)		75,201,677

TOTAL INVESTMENTS AT VALUE (127.1%) (Cost $255,251,079)		317,686,605

LIABILITIES IN EXCESS OF OTHER ASSETS (-27.1%)		(67,684,208)

NET ASSETS (100.0%)		$250,002,397

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $255,251,079, $65,429,721, $(2,994,195) and $62,435,526, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 28, 2006